Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating Leases [Abstract]
OPERATING LEASES

NOTE 10 – OPERATING LEASES

During the period ending December 31, 2021, Global Stem Cell Group, Inc. entered into the Cancun lease with HELLIMEX, S.A. DE CV beginning January 16, 2022 and ending on January 15, 2024. The property is located in the Tulum Trade Center, consisting of 1,647 square feet with a monthly rent of $2,714 and a security deposit of $5,588.

In January 2022, the Company began the buildout of the clinic and began to order equipment. The Cancun facility was inaugurated in May 2022 and is accredited both by the Mexican General Health Council and Cofepris (Mexican FDA).

The following table summarizes the Company’s undiscounted cash payment obligations for its non-cancelable lease liabilities through the end of the expected term of the lease:

2023	$8,142
2024	2,714
2025	—
2026	—
2027	—
Total undiscounted cash payments	10,856
Less interest	(103)
Present value of payments	$10,753

NOTE 13 – OPERATING LEASES

During the period ending December 31, 2021, Global Stem Cell Group, Inc. entered into the Cancun lease with HELLIMEX, S.A. DE CV beginning January 16, 2022, and ending on January 15, 2024. The property is located in the Tulum Trade Center, consisting of 1,647 square feet with a monthly rent of $2,714 and a security deposit of $5,588.

In January 2022, the Company began the buildout of the clinic and began to order equipment. The Cancun facility was inaugurated in May 2022 and is accredited both by the Mexican General Health Council and Cofepris (Mexican FDA).

The following table summarizes the Company’s undiscounted cash payment obligations for its non-cancelable lease liabilities through the end of the expected term of the lease:

2023	$32,568
2024	2,714
2025	-
2026	-
2027	-
Total undiscounted cash payments	35,282
Less interest	(1,319)
Present value of payments	$33,963